COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
ERC claimed amount			$ 12,354
ERC refund amount			5,238
Partial proceeds		$ 5,196
Employee retention credits recorded in other income		318	$ 5,238
Subsequent Events
COMMITMENTS AND CONTINGENCIES
ERC refund amount	$ 4,597
Maximum proceeds from employee retention credit to be utilized	7,158
Employee retention credits recorded in other income	$ 3,907
Third party, lease obligation
COMMITMENTS AND CONTINGENCIES
Guarantor lease maximum payments		$ 765